Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Property and Equipment:
Schedule of Property and Equipment

The components of property and equipment were as follows:

	December 31, 2020	March 31, 2020
Leasehold improvements	$177,184	$98,706
Furniture and office equipment	10,130	10,130
Production equipment	127,419	87,473
R&D equipment	25,184	25,184
Total, at cost	339,917	221,493
Accumulated depreciation	(136,318)	(111,586)
Total, net	$203,599	$109,907

The components of property and equipment were as follows:

	As of March 31
	2020	2019
Leasehold improvements	$98,706	$4,602
Furniture and office equipment	10,130	10,130
Production equipment	87,473	108,882
R&D equipment	25,184	26,188
Total, at cost	221,493	149,802
Accumulated depreciation	(111,586)	(112,453)
Total net	$109,907	$37,349